Net loss per common share - Earnings per share computation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net loss per common share [Abstract]
Net loss for the year	$ (64,120)	$ (70,792)
Weighted average number of ordinary shares outstanding	84,782	76,918
Net loss per common share (expressed in $ per share)	$ (0.76)	$ (0.92)